Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes Disclosure [Abstract]
Income Taxes [Text Block]

Note 7.       Income Taxes

       The components of income from continuing operations before provision for income taxes are as follows:

(In millions)	2011	2010	2009

U.S.	$812.1	$710.3	$505.2
Non-U.S.	320.7	377.4	348.6

	$1,132.8	$1,087.7	$853.8

       The components of the provision for income taxes of continuing operations are as follows:

(In millions)	2011	2010	2009

Current Income Tax Provision
Federal	$149.7	$226.0	$162.0
Non-U.S.	68.5	104.5	104.4
State	14.6	32.5	19.5

	232.8	363.0	285.9

Deferred Income Tax Provision (Benefit)
Federal	$(11.4)	$(169.1)	$(142.2)
Non-U.S.	(107.0)	(68.3)	(83.3)
State	(5.0)	(24.0)	(13.7)

	(123.4)	(261.4)	(239.2)

	$109.4	$101.6	$46.7

       The income tax provision included in the accompanying statement of income is as follows:

(In millions)	2011	2010	2009

Continuing Operations	$109.4	$101.6	$46.7
Discontinued Operations	191.5	31.4	28.5

	$300.9	$133.0	$75.2

       The company receives a tax deduction upon the exercise of non-qualified stock options by employees for the difference between the exercise price and the market price of the underlying common stock on the date of exercise. The provision for income taxes that is currently payable does not reflect $14.6 million and $10.9 million of such benefits of the company that have been allocated to capital in excess of par value in 2011 and 2010, respectively.

       The provision for income taxes in the accompanying statement of income differs from the provision calculated by applying the statutory federal income tax rate of 35% to income from continuing operations before provision for income taxes due to the following:

(In millions)	2011	2010	2009

Provision for Income Taxes at Statutory Rate	$396.5	$380.7	$298.8

Increases (Decreases) Resulting From:
Foreign rate differential	(279.6)	(156.0)	(147.2)
Impact of change in tax laws and apportionment on deferred taxes	11.7	(11.0)	(2.5)
Income tax credits	(24.8)	(79.5)	(100.3)
Manufacturing deduction	(27.0)	(31.5)	(15.8)
State income taxes, net of federal tax	0.3	2.8	(3.5)
Nondeductible expenses	17.5	5.8	4.5
Provision (reversal) of tax reserves, net	0.6	(6.4)	7.4
Tax return reassessments and settlements	3.0	(1.3)	(0.4)
Other, net	11.2	(2.0)	5.7

	$109.4	$101.6	$46.7

       Net deferred tax asset (liability) in the accompanying balance sheet consists of the following:

(In millions)	2011	2010

Deferred Tax Asset (Liability)
Depreciation and amortization	$(2,778.3)	$(2,116.2)
Net operating loss and credit carryforwards	497.4	487.3
Reserves and accruals	132.0	119.7
Accrued compensation	206.4	169.0
Inventory basis difference	38.1	44.9
Available-for-sale investments	4.5	5.4
Non U.S. earnings expected to be repatriated	1.6	6.4
Other capitalized costs	45.1	62.1
Other, net	68.7	55.9

	(1,784.5)	(1,165.5)
Less: Valuation allowance	141.9	156.1

	$(1,926.4)	$(1,321.6)

       The company estimates the degree to which tax assets and loss carryforwards will result in a benefit based on expected profitability by tax jurisdiction and provides a valuation allowance for tax assets and loss and credit carryforwards that it believes will more likely than not go unused. At December 31, 2011, all of the company's valuation allowance relates to deferred tax assets for which any subsequently recognized tax benefits will reduce income tax expense.

       At December 31, 2011, the company had federal, state and non-U.S. net operating loss carryforwards of $154.9 million, $613.5 million and $1.03 billion, respectively. Use of the carryforwards is limited based on the future income of certain subsidiaries. The federal and state net operating loss carryforwards expire in the years 2012 through 2031. Of the non-U.S. net operating loss carryforwards, $207.8 million expire in the years 2012 through 2030, and the remainder do not expire. The company also had $138.6 million of federal foreign tax credit carryforwards as of December 31, 2011, which expire in the years 2012 through 2021.

       A provision has not been made for U.S. or additional non-U.S. taxes on $4.68 billion of undistributed earnings of international subsidiaries that could be subject to taxation if remitted to the U.S. because the company plans to keep these amounts permanently reinvested overseas except for instances where the company can remit such earnings to the U.S. without an associated net tax cost. During 2009, the company changed its position regarding the undistributed earnings of a Japan subsidiary and a portion of the earnings of the subsidiary are no longer considered permanently reinvested. During 2010, the company repatriated part of those earnings and as a result, the company provided deferred U.S. income taxes of $14.0 million, offset by a U.S. foreign tax credit of $15.6 million, on the remaining undistributed earnings not considered permanently reinvested overseas.

Unrecognized Tax Benefits

       As of December 31, 2011, the company had $120.3 million of unrecognized tax benefits which, if recognized, would reduce the effective tax rate.

       A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

(In millions)	2011	2010	2009

Balance at beginning of year	$62.1	$76.2	$70.4
Additions for tax positions of current year	43.2	1.3	11.3
Additions for tax positions of prior years	18.6	2.9	—
Reductions for tax positions of prior years	(2.1)	—	—
Closure of tax years	—	(7.8)	(4.6)
Settlements	(1.5)	(10.5)	(0.9)

	$120.3	$62.1	$76.2

       During 2011, the company's liability for unrecognized tax benefits increased to $120 million from $62 million at December 31, 2010, primarily due to additional unrecognized tax benefits associated with the liquidation of a U.S. subsidiary, utilization of capital loss carryforwards and acquisitions. The company also reclassified $24 million of its liability for unrecognized tax benefits to short-term based on its expectations of resolving the issues within the next 12 months. Accordingly, of the total $120 million of liability, $24 million is classified as a current liability and the remainder is long-term.

       In 2011, the company settled the IRS audit of a refund claim relating to the 2000 and 2001 tax years which resulted in a $1.5 million decrease in the liability for unrecognized tax benefits. The company is also under audit by the IRS for the 2008 and 2009 tax years. It is likely that the examination phase of this audit will be completed within 12 months. There were no significant changes to the status of these examinations during 2011.

       During 2010 and 2009, the statute of limitations on certain unrecognized tax benefits lapsed which resulted in decreases in the liability for unrecognized tax benefits of $7.8 million and $4.6 million, respectively, all of which reduced income tax expense.

       In 2010, the company settled a Swiss audit of one of its subsidiary's 2006 and 2007 tax years which resulted in a $8.5 million decrease in the liability for unrecognized tax benefits. The company also settled the IRS audit of its 2007 tax year and the IRS completed the examination phase of its 2006 tax year and the 2006 pre-acquisition tax years of certain Fisher subsidiaries in 2010 which resulted in a $1.2 million decrease in the liability for unrecognized tax benefits. Completion of the audits of the 2006 tax year and the 2006 pre-acquisition tax years of certain Fisher subsidiaries is pending appeals at the IRS. In addition, the company settled various state income tax audits during 2010, which resulted in a $0.8 million decrease in the liability for unrecognized tax benefits.

       In 2009, the company settled the IRS audit of its 2005 tax year which resulted in a $0.9 million decrease in the liability for unrecognized tax benefits. The company is currently under audit by the Internal Revenue Service for the 2001 to 2004 tax years. Completion of the audit of those years is subject to appeals at the IRS.

       The company classified interest and penalties related to unrecognized tax benefits as income tax expense. The total amount of interest and penalties related to uncertain tax positions and recognized in the balance sheet as of December 31, 2011 and 2010 was $10.9 million and $5.3 million, respectively.

       The company conducts business globally and, as a result, Thermo Fisher or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. In the normal course of business, the company is subject to examination by taxing authorities throughout the world, including such major jurisdictions as Australia, Canada, China, Denmark, Finland, France, Germany, Italy, Japan, the United Kingdom and the United States. With few exceptions, the company is no longer subject to U.S. federal, state and local, or non-U.S., income tax examinations for years before 2002.